Risk management and concentrations of risk (Details Textual)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
UNITED STATES | Hoegh Gallant [Member]
Concentration Risk, Percentage	97.00%	98.00%	97.00%	93.00%
EGYPT | Hoegh Gallant [Member]
Concentration Risk, Percentage	3.00%	2.00%	3.00%	7.00%
Geographic Concentration Risk [Member] | UNITED STATES
Concentration Risk, Percentage			90.00%
Geographic Concentration Risk [Member] | EGYPT
Concentration Risk, Percentage			10.00%